Loss before tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Loss before tax
Wages and benefits	$ 3,367,969	$ 1,521,231
Technology expense	294,403	195,720
Business development expense	75,222	2,164
Professional fees	519,338	197,045
Amortization of intangible assets	164,299	262,736
Depreciation of right-of-use assets	19,558	73,024	$ 73,024
Depreciation of property, plant and equipment	$ 96	$ 2,246